Segment reporting - selected financial information by segment (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€) segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) numberOfEmployees	Dec. 31, 2017 EUR (€)
Disclosure of operating segments [line items]
Number of reportable regional operating segments | segment		4
Revenue		€ 86,676,000,000	€ 108,187,000,000	€ 110,412,000,000
Net profit from continuing operations		24,000,000	2,700,000,000	3,330,000,000
Tax expense		1,332,000,000	1,321,000,000	778,000,000
Net financial expenses		988,000,000	1,005,000,000	1,056,000,000
Adjustments:
Impairment expense and supplier obligations		927,000,000	1,542,000,000	353,000,000
Charge recognized for U.S. diesel emission matters	€ 200,000,000	222,000,000		748,000,000
Restructuring costs, net of reversals		73,000,000	154,000,000	103,000,000
Gains on disposal of investments		(4,000,000)	(15,000,000)	0
Brazil indirect tax - reversal of liability/recognition of credits			(164,000,000)	72,000,000	€ (895,000,000)
China Inventory impairment				129,000,000
Warranty and recall expense, recall of airbag inflators				114,000,000
U.S. special bonus payment				111,000,000
Employee benefits settlement losses				92,000,000
Losses from catastrophes, net of insurance recoveries, port of Savona				43,000,000
Warranty And Recall Expense, Contested With Supplier				(50,000,000)
North America capacity realignment				(60,000,000)
Other		(180,000,000)	(125,000,000)
Adjusted EBIT		3,742,000,000	6,668,000,000	6,738,000,000
Share of the profit of equity method investees		184,000,000	208,000,000	240,000,000
Impairment loss		914,000,000	1,589,000,000	297,000,000
Supplier obligations		13,000,000		56,000,000
Unused provision reversed, other provisions		67,000,000
Announced bonus amount per employee				€ 2,000
Number of employees eligible for bonus | numberOfEmployees				60,000
EMEA
Disclosure of operating segments [line items]
Revenue		16,191,000,000	20,466,000,000	€ 22,714,000,000
APAC
Disclosure of operating segments [line items]
Revenue		2,317,000,000	2,762,000,000	2,646,000,000
LATAM
Disclosure of operating segments [line items]
Revenue		5,297,000,000	8,449,000,000	8,142,000,000
North America
Disclosure of operating segments [line items]
Revenue		60,307,000,000	73,337,000,000	72,353,000,000
Maserati
Disclosure of operating segments [line items]
Revenue		1,382,000,000	1,592,000,000	2,645,000,000
Other activities
Disclosure of operating segments [line items]
Revenue		1,182,000,000	1,581,000,000	1,912,000,000
Operating segments | EMEA
Disclosure of operating segments [line items]
Revenue		16,284,000,000	20,571,000,000	22,815,000,000
Adjustments:
Impairment expense and supplier obligations		266,000,000	441,000,000	307,000,000
Charge recognized for U.S. diesel emission matters		0		0
Restructuring costs, net of reversals		6,000,000	(9,000,000)	123,000,000
Gains on disposal of investments		0	0
Brazil indirect tax - reversal of liability/recognition of credits			0	0
China Inventory impairment				0
Warranty and recall expense, recall of airbag inflators				0
U.S. special bonus payment				0
Employee benefits settlement losses				0
Losses from catastrophes, net of insurance recoveries, port of Savona				2,000,000
Warranty And Recall Expense, Contested With Supplier				0
North America capacity realignment				0
Other		28,000,000	(7,000,000)	30,000,000
Adjusted EBIT		(918,000,000)	(6,000,000)	406,000,000
Share of the profit of equity method investees		333,000,000	318,000,000	284,000,000
Supplier obligations			6,000,000
Operating segments | APAC
Disclosure of operating segments [line items]
Revenue		2,381,000,000	2,814,000,000	2,703,000,000
Adjustments:
Impairment expense and supplier obligations		0	0	11,000,000
Charge recognized for U.S. diesel emission matters		0		0
Restructuring costs, net of reversals		0	0	0
Gains on disposal of investments		0	0
Brazil indirect tax - reversal of liability/recognition of credits			0	0
China Inventory impairment				129,000,000
Warranty and recall expense, recall of airbag inflators				0
U.S. special bonus payment				0
Employee benefits settlement losses				0
Losses from catastrophes, net of insurance recoveries, port of Savona				0
Warranty And Recall Expense, Contested With Supplier				0
North America capacity realignment				0
Other		0	(4,000,000)	0
Adjusted EBIT		(116,000,000)	(36,000,000)	(296,000,000)
Share of the profit of equity method investees		(160,000,000)	(126,000,000)	(67,000,000)
Operating segments | LATAM
Disclosure of operating segments [line items]
Revenue		5,305,000,000	8,461,000,000	8,152,000,000
Adjustments:
Impairment expense and supplier obligations		161,000,000	0	8,000,000
Charge recognized for U.S. diesel emission matters		0		0
Restructuring costs, net of reversals		18,000,000	127,000,000	(28,000,000)
Gains on disposal of investments		0	0
Brazil indirect tax - reversal of liability/recognition of credits			(164,000,000)	54,000,000
China Inventory impairment				0
Warranty and recall expense, recall of airbag inflators				0
U.S. special bonus payment				0
Employee benefits settlement losses				0
Losses from catastrophes, net of insurance recoveries, port of Savona				0
Warranty And Recall Expense, Contested With Supplier				0
North America capacity realignment				0
Other		0	4,000,000	0
Adjusted EBIT		6,000,000	501,000,000	359,000,000
Share of the profit of equity method investees		0	0	0
Write-down of property, plant and equipment classified as restructuring costs			76,000,000
Operating segments | North America
Disclosure of operating segments [line items]
Revenue		60,322,000,000	73,357,000,000	72,384,000,000
Adjustments:
Impairment expense and supplier obligations		154,000,000	98,000,000	16,000,000
Charge recognized for U.S. diesel emission matters		0		0
Restructuring costs, net of reversals		32,000,000	23,000,000	0
Gains on disposal of investments		0	0
Brazil indirect tax - reversal of liability/recognition of credits			0	0
China Inventory impairment				0
Warranty and recall expense, recall of airbag inflators				114,000,000
U.S. special bonus payment				109,000,000
Employee benefits settlement losses				92,000,000
Losses from catastrophes, net of insurance recoveries, port of Savona				0
Warranty And Recall Expense, Contested With Supplier				(50,000,000)
North America capacity realignment				(60,000,000)
Other		(10,000,000)	45,000,000	1,000,000
Adjusted EBIT		5,351,000,000	6,690,000,000	6,230,000,000
Share of the profit of equity method investees		0	0	0
Operating segments | Maserati
Disclosure of operating segments [line items]
Revenue		1,384,000,000	1,603,000,000	2,663,000,000
Adjustments:
Impairment expense and supplier obligations		297,000,000	210,000,000	0
Charge recognized for U.S. diesel emission matters		0		0
Restructuring costs, net of reversals		3,000,000	3,000,000	0
Gains on disposal of investments		0	0
Brazil indirect tax - reversal of liability/recognition of credits			0	0
China Inventory impairment				0
Warranty and recall expense, recall of airbag inflators				0
U.S. special bonus payment				0
Employee benefits settlement losses				0
Losses from catastrophes, net of insurance recoveries, port of Savona				11,000,000
Warranty And Recall Expense, Contested With Supplier				0
North America capacity realignment				0
Other		(4,000,000)	8,000,000	0
Adjusted EBIT		(232,000,000)	(199,000,000)	151,000,000
Share of the profit of equity method investees		0	0	0
Operating segments | Other activities
Disclosure of operating segments [line items]
Revenue		2,188,000,000	3,009,000,000	2,888,000,000
Adjustments:
Impairment expense and supplier obligations		5,000,000	0	0
Charge recognized for U.S. diesel emission matters		0		0
Restructuring costs, net of reversals		14,000,000	0	8,000,000
Gains on disposal of investments		(4,000,000)	(15,000,000)
Brazil indirect tax - reversal of liability/recognition of credits			0	18,000,000
China Inventory impairment				0
Warranty and recall expense, recall of airbag inflators				0
U.S. special bonus payment				2,000,000
Employee benefits settlement losses				0
Losses from catastrophes, net of insurance recoveries, port of Savona				30,000,000
Warranty And Recall Expense, Contested With Supplier				0
North America capacity realignment				0
Other		(130,000,000)	(7,000,000)	12,000,000
Adjusted EBIT		(283,000,000)	(173,000,000)	(40,000,000)
Share of the profit of equity method investees		10,000,000	15,000,000	22,000,000
Unallocated items & eliminations
Disclosure of operating segments [line items]
Revenue		(1,188,000,000)	(1,628,000,000)	(1,193,000,000)
Adjustments:
Impairment expense and supplier obligations		44,000,000	793,000,000	11,000,000
Charge recognized for U.S. diesel emission matters		222,000,000		748,000,000
Restructuring costs, net of reversals		0	10,000,000	0
Gains on disposal of investments		0	0
Brazil indirect tax - reversal of liability/recognition of credits			0	0
China Inventory impairment				0
Warranty and recall expense, recall of airbag inflators				0
U.S. special bonus payment				0
Employee benefits settlement losses				0
Losses from catastrophes, net of insurance recoveries, port of Savona				0
Warranty And Recall Expense, Contested With Supplier				0
North America capacity realignment				0
Other		(64,000,000)	(72,000,000)	20,000,000
Adjusted EBIT		(66,000,000)	(109,000,000)	(72,000,000)
Share of the profit of equity method investees		1,000,000	1,000,000	1,000,000
Elimination of intersegment amounts | EMEA
Disclosure of operating segments [line items]
Revenue		93,000,000	105,000,000	101,000,000
Elimination of intersegment amounts | APAC
Disclosure of operating segments [line items]
Revenue		64,000,000	52,000,000	57,000,000
Elimination of intersegment amounts | LATAM
Disclosure of operating segments [line items]
Revenue		8,000,000	12,000,000	10,000,000
Elimination of intersegment amounts | North America
Disclosure of operating segments [line items]
Revenue		15,000,000	20,000,000	31,000,000
Elimination of intersegment amounts | Maserati
Disclosure of operating segments [line items]
Revenue		2,000,000	11,000,000	18,000,000
Elimination of intersegment amounts | Other activities
Disclosure of operating segments [line items]
Revenue		1,006,000,000	1,428,000,000	976,000,000
Non-current assets with definite useful lives
Adjustments:
Other				63,000,000
Restructuring costs
Adjustments:
Increase (decrease) in other provisions		66,000,000	118,000,000	123,000,000
Unused provision reversed, other provisions		12,000,000
Restructuring costs | EMEA
Adjustments:
Unused provision reversed, other provisions			€ 46,000,000
Restructuring costs | LATAM
Adjustments:
Increase (decrease) in other provisions		18,000,000
Unused provision reversed, other provisions				€ 28,000,000
Restructuring costs | North America
Adjustments:
Increase (decrease) in other provisions		€ 32,000,000